Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) - CAD	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue
Survey revenue (Note 16)	CAD 1,447,269	CAD 17,422,151	CAD 3,913,367
Expense
Survey costs, net (Note 17)	1,157,185	5,095,691	431,518
General and administrative	5,645,459	5,049,690	4,132,108
Stock based compensation expense (Note 11)	790,500	1,081,000	658,000
Amortization expense	2,104,864	704,943	67,162
Total expense	9,698,008	11,931,324	5,288,788
Other expense (income)
Interest income, net	(17,254)	(13,910)	(50,824)
Foreign exchange (gain) loss	272,713	(712,480)	(158,817)
Intellectual Property and other expenses	218,853	529,081	354,781
Increase in fair value of US$ Warrants (Note 9)			42,800
Total other expense (income)	474,312	(197,309)	187,940
Income (Loss) before income taxes	(8,725,051)	5,688,136	(1,563,361)
Income tax (recovery) expense (Note 13)
Current	374,511	1,970,908
Deferred		(6,823,000)
Total income tax expense	374,511	(4,852,092)
Net Income (loss) and comprehensive income (loss)	CAD (9,099,562)	CAD 10,540,228	CAD (1,563,361)
Net Income (Loss) per share (Note 10) - Basic	CAD (0.17)	CAD 0.22	CAD (0.04)
Net Income (Loss) per share (Note 10) - Diluted	CAD (0.17)	CAD 0.21	CAD (0.04)